Pretax Net Actuarial Loss, Prior Service (Cost) and Transition Assets/(Obligation) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings, Postretirement (Detail) (USD $)
In Thousands, unless otherwise specified
	May 31, 2014	May 31, 2013
Postretirement Benefits, U.S. Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	$ 1,080	$ 996
Prior service credits	1,834	516
Total recognized in accumulated other comprehensive income not affecting retained earnings	2,914	1,512
Postretirement Benefits, Non-U.S. Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(9,136)	(10,950)
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (9,136)	$ (10,950)